UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen S&P 500 Dynamic Overwrite Fund
SPXX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
QQQX
Nuveen Core Equity Alpha Fund
JCE

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
Semi-Annual Shareholder Report for the period ending June 30, 2026
The Nuveen S&P 500 Dynamic Overwrite Fund (SPXX), Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) and Nuveen Core Equity Alpha
Fund (JCE) seek to offer attractive cash flow to their shareholders, by converting the expected long-term total return potential of the Funds’
portfolio of investments into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Funds use to
achieve this.
Each Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Funds’ regular common share distributions (presently $0.4215, $0.7380, $0.3640 per share, respectively) may be derived from a variety of sources, including:
Net investment income consisting of regular interest and dividends
Realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” Each Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by each Fund over an extended period of time. The
Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which each Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the
Funds’ Managed Distribution Policy could change.
When it pays a distribution, each Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’
Managed Distribution Policy. The Funds’ actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Funds’ actual total returns. The Managed Distribution Policy provides that the
Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause each Fund to terminate its Managed Distribution Policy.

Table
of Contents

Important Notices 4
Common Share Information 5
About the Funds’ Benchmarks 7
Fund Performance and Holdings Summaries 8
Portfolios of Investments 15
Statement of Assets and Liabilities 38
Statement of Operations 39
Statement of Changes in Net Assets 40
Financial Highlights 42
Notes to Financial Statements 44
Shareholder Meeting Report 55
Additional Fund Information 57
Glossary of Terms Used in this Report 58
Statement Regarding Basis for Approval of Investment Advisory Contract 59

Important Notices
Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the Fund’s annual shareholder report.
Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance and
Holding Summaries section within this report.
SPXX – Fund mergers: On September 17, 2025, the Fund’s Board of Trustees approved a merger of Nuveen S&P 500 Buy-Write
Income Fund (BXMX) and Nuveen Dow 30sm Dynamic Overwrite Fund (DIAX) into SPXX, which were approved by shareholders on
March 5, 2026. The mergers became effective before market open on March 30, 2026.

Common Share Information

DISTRIBUTION INFORMATION
The following 19(a) Notice presents the Funds’ most current distribution information as of May 29, 2026 as required by certain exempted regulatory relief the Funds have received.
Because the ultimate tax character of your distributions depends on the Funds’ performance for its entire fiscal year (which is the calendar year for the Funds) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Funds’ IRS Form 1099 statement.
Each Fund makes regular cash distributions to shareholders of stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
DISTRIBUTION INFORMATION – AS OF MAY 29, 2026
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution
Policy.
The following table provides estimates of the Funds’ distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that QQQX has distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Funds’ investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
The following table provides information regarding the Funds’ distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
Data as of May 29, 2026
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
Fund
Per Share
Distribution
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
SPXX (FYE 12/31)
Current Quarter $0.4215 $0.0089 $0.4126 $0.0000 $0.0000 2.1% 97.9% 0.0% 0.0%
Fiscal YTD $0.7590 $0.0160 $0.7430 $0.0000 $0.0000 2.1% 97.9% 0.0% 0.0%
QQQX (FYE 12/31)
Current Quarter $0.7380 $0.0000 $0.0000 $0.0000 $0.7380 0.0% 0.0% 0.0% 100.0%
Fiscal YTD $1.3530 $0.0000 $0.0000 $0.0000 $1.3530 0.0% 0.0% 0.0% 100.0%
JCE (FYE 12/31)
Current Quarter $0.3640 $0.0000 $0.2347 $0.1293 $0.0000 0.0% 64.5% 35.5% 0.0%
Fiscal YTD $0.7040 $0.0000 $0.4540 $0.2500 $0.0000 0.0% 64.5% 35.5% 0.0%
1
Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.
Data as of May 29, 2026
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
Fund
Inception
Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Dist Rate on
NAV
1
Return
on NAV
Dist Rate
on NAV
1
SPXX Nov-2005 $0.4215 $0.7590 $20.74 10.72% 7.32% 9.31% 3.66%
QQQX Jan-2007 $0.7380 $1.3530 $33.26 11.61% 8.14% 9.86% 4.07%
JCE Mar-2007 $0.3640 $0.7040 $18.03 13.15% 7.81% 8.84% 3.90%
1
As a percentage of 5/29/2026 NAV.

Common Share Information
(continued)
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other
Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, the following Funds were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Refer to the Notes to Financial Statements for further details on share repurchases and Fund's transactions.
SPXX QQQX JCE
Maximum aggregate offering 4,235,232 Unlimited 1,599,292

About the Funds’ Benchmarks

Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the Nasdaq 100® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the S&P 500® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nasdaq 100
®
Index:
An index that includes 100 of the largest domestic and international non-financial equity securities listed on the Nasdaq Stock Market based on market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings
Summaries
The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

Nuveen S&P 500 Dynamic Overwrite Fund
Fund Performance and Holdings Summaries June 30, 2026

SPXX
Performance*
*For purposes of Fund performance, relative results are measured against the SPXX Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
) and 2) 45% S&P 500
®
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
SPXX at Common Share NAV 11/22/05 10.06% 22.54% 10.46% 10.76%
SPXX at Common Share Price 11/22/05 7.86% 13.91% 8.31% 10.85%
S&P 500® Index — 10.21% 22.32% 13.41% 15.51%
SPXX Blended Benchmark — 8.17% 19.67% 10.73% 11.25%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$20.46 $18.64 (8.90)% (10.12)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 98 .4%
Exchange-Traded Funds 2 .1%
Options Purchased 0 .0%
Warrants 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Repurchase Agreements 2 .1%
Other Assets & Liabilities, Net (2.8)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Semiconductors &
Semiconductor Equipment 19.2%
Technology Hardware &
Equipment 9.4%
Media & Entertainment 8.4%
Software & Services 8.2%
Capital Goods 7.2%
Financial Services 6.4%
Pharmaceuticals, Biotechnology
& Life Sciences 5.9%
Consumer Discretionary
Distribution & Retail 5.1%
Banks 3.9%
Energy 3.1%
Health Care Equipment &
Services 2.0%
Utilities 1.9%
Food, Beverage & Tobacco 1.9%
Automobiles & Components 1.8%
Consumer Staples Distribution
& Retail 1.8%
Consumer Services 1.7%
Equity Real Estate Investment
Trusts (Reits) 1.6%
Insurance 1.4%
Materials 1.2%
Household & Personal Products 1.0%
Telecommunication Services 0.8%
Commercial & Professional
Services 0.7%
Transportation 0.6%
Other 0.5%
Exchange-Traded Funds 2.0%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 2.1%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Fund Performance and Holdings Summaries June 30, 2026

QQQX
Performance*
*For purposes of Fund performance, relative results are measured against the QQQX Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
)
and 2) 45% Nasdaq 100
®
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
QQQX at Common Share NAV 1/30/07 7.47% 22.79% 10.16% 13.27%
QQQX at Common Share Price 1/30/07 10.70% 24.10% 8.73% 13.43%
Nasdaq 100® Index — 20.31% 34.38% 16.68% 22.33%
QQQX Blended Benchmark — 14.65% 28.34% 12.71% 15.59%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$31.80 $30.14 (5.22)% (7.07)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 99.0%
Exchange-Traded Funds 1.8%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 2.4%
Other Assets & Liabilities, Net (3.4)%
Net Assets 100%
Portfolio Composition
(% of total investments)
Semiconductors &
Semiconductor Equipment 36.0%
Technology Hardware &
Equipment 12.7%
Media & Entertainment 11.6%
Software & Services 9.0%
Consumer Discretionary
Distribution & Retail 5.0%
Automobiles & Components 3.7%
Pharmaceuticals, Biotechnology
& Life Sciences 3.4%
Consumer Staples Distribution
& Retail 2.8%
Capital Goods 2.6%
Consumer Services 1.9%
Food, Beverage & Tobacco 1.7%
Financial Services 1.3%
Telecommunication Services 1.1%
Energy 0.7%
Health Care Equipment &
Services 0.7%
Utilities 0.6%
Commercial & Professional
Services 0.5%
Materials 0.3%
Transportation 0.1%
Equity Real Estate Investment
Trusts (Reits) 0.1%
Exchange-Traded Funds 1.7%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 2.3%
Total 100%

Nuveen Core Equity Alpha Fund
Fund Performance and Holdings Summaries June 30, 2026

JCE
Performance*
*For purposes of Fund performance, relative results are measured against the JCE Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 50% Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
)
and 2) 50% S&P 500
®
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JCE at Common Share NAV 3/27/07 7.29% 20.41% 12.34% 12.44%
JCE at Common Share Price 3/27/07 7.32% 14.87% 11.51% 12.62%
S&P 500® Index — 10.21% 22.32% 13.41% 15.51%
JCE Blended Benchmark — 8.36% 19.92% 10.99% 11.64%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$17.41 $16.36 (6.03)% (6.80)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 98.3%
Exchange-Traded Funds 1.7%
Options Purchased 0.0%
Repurchase Agreements 2.2%
Other Assets & Liabilities, Net (2.2)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Semiconductors &
Semiconductor Equipment 19.0%
Technology Hardware &
Equipment 10.6%
Media & Entertainment 8.9%
Software & Services 8.6%
Financial Services 7.2%
Capital Goods 7.2%
Consumer Discretionary
Distribution & Retail 5.9%
Pharmaceuticals, Biotechnology
& Life Sciences 5.4%
Health Care Equipment &
Services 4.1%
Banks 4.0%
Energy 3.0%
Utilities 1.9%
Consumer Staples Distribution
& Retail 1.4%
Automobiles & Components 1.3%
Food, Beverage & Tobacco 1.3%
Commercial & Professional
Services 1.2%
Materials 1.2%
Consumer Services 1.1%
Real Estate Management &
Development 0.8%
Other 2.0%
Exchange-Traded Funds 1.7%
Options Purchased 0.0%
Repurchase Agreements 2.2%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Portfolio of Investments June 30, 2026
SPXX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.5%
2773065184 COMMON STOCKS - 98.4% 2773065184
AUTOMOBILES & COMPONENTS - 1.9%
19,582 BorgWarner, Inc $ 1,300,245
50,606 Gentex Corp 1,278,814
773 Harley-Davidson, Inc 18,907
14,842 (a) Rivian Automotive, Inc, Class A 257,509
119,887 (a) Tesla, Inc 50,424,472
TOTAL AUTOMOBILES & COMPONENTS 53,279,947
BANKS - 4.0%
505,878 Bank of America Corp 28,824,928
261,995 Fifth Third Bancorp 14,768,658
83 First Citizens BancShares, Inc, Class A 172,705
124,661 First Horizon Corp 3,196,308
156,363 JPMorgan Chase & Co 51,182,301
483,937 KeyCorp 11,154,748
1 M&T Bank Corp 238
158 Texas Capital Bancshares, Inc 16,315
126 Wintrust Financial Corp 20,251
52,914 Zions Bancorp NA 3,661,120
TOTAL BANKS 112,997,572
CAPITAL GOODS - 7.4%
78,080 3M Co 12,641,933
3,567 AAON, Inc 452,510
576 Acuity, Inc 216,956
3,858 Advanced Drainage Systems, Inc 605,552
3,672 AECOM 256,306
2,309 AGCO Corp 276,387
6,439 Allison Transmission Holdings, Inc 725,933
5,953 (a) API Group Corp 252,110
4,980 (a) Archer Aviation, Inc, Class A 23,555
1,664 Argan, Inc 1,328,787
15,208 (a) Array Technologies, Inc 112,691
4,805 (a) Bloom Energy Corp, Class A 1,454,473
95,293 (a),(b) Boeing Co 20,628,076
1,968 BWX Technologies, Inc 383,071
8,460 Carlisle Cos, Inc 3,068,865
317 Carpenter Technology Corp 195,538
33,655 Caterpillar, Inc 35,839,209
2,663 (a) CECO Environmental Corp 241,641
1,879 (a) Chart Industries, Inc 392,598
5,454 CNH Industrial NV 61,248
1,002 Curtiss-Wright Corp 759,276
2,707 (a) Dycom Industries, Inc 1,368,632
6,077 EnerSys 1,420,924
905 Esab Corp 89,260
9,579 Ferguson Enterprises, Inc 2,273,384
14,485 Ferrovial NV 993,816
13,540 (a) Forgent Power Solutions, Inc, Class A 756,344
4,113 Fortune Brands Innovations, Inc 225,804
12,904 GE Vernova, Inc 15,160,393
47,357 General Electric Co 17,698,732
37,108 Graco, Inc 2,805,736
4,791 Granite Construction, Inc 757,361
5,914 HEICO Corp 2,106,508
43,740 (a) Honeywell Aerospace, Inc 9,670,039
43,740 Honeywell International, Inc 9,793,386
8,612 ITT, Inc 1,703,109
934 (a) Legence Corp, Class A 79,605
121 Lincoln Electric Holdings, Inc 32,127
1,509 Louisiana-Pacific Corp 118,698
16,307 (a) MasTec, Inc 6,784,690

Portfolio of Investments June 30, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
2,397 (a) Modine Manufacturing Co $ 640,047
605 (a) MYR Group, Inc 302,742
10,623 (a) Nextpower, Inc, Class A 1,265,624
3,046 (a) NuScale Power Corp 30,551
23,557 nVent Electric plc 3,995,503
1,341 Oshkosh Corp 205,817
13,377 Owens Corning 2,126,408
15,767 Parker-Hannifin Corp 15,422,018
3,053 Powell Industries, Inc 874,257
5,947 Primoris Services Corp 589,467
1,104 (a) RBC Bearings, Inc 711,042
3,579 Regal Rexnord Corp 852,482
98,803 RTX Corp 18,745,893
5,238 (a) Shoals Technologies Group, Inc, Class A 51,856
836 (a) Sterling Infrastructure, Inc 701,705
16,444 (a) Sunbelt Rentals Holdings, Inc 1,230,176
5,935 (a) Sunrun, Inc 79,410
10,383 Timken Co 1,508,858
9,357 Toro Co 911,559
631 Valmont Industries, Inc 364,466
1,291 (a) Vicor Corp 490,296
1,885 Watsco, Inc 785,536
648 WESCO International, Inc 223,839
4,597 Woodward, Inc 1,955,748
TOTAL CAPITAL GOODS 207,820,563
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
572 (a) CACI International, Inc, Class A 264,985
463 (a),(c) Clarivate plc 1,000
3,904 (a) Clean Harbors, Inc 1,166,320
2,669 (a) GEO Group, Inc 78,869
6,516 Paycom Software, Inc 818,931
833 (a) Paylocity Holding Corp 87,074
7,294 (a) Planet Labs PBC 241,650
1,032 RB Global, Inc 120,176
636 Science Applications International Corp 70,221
18,743 SS&C Technologies Holdings, Inc 1,163,003
771 TransUnion 55,620
7,520 UL Solutions, Inc, Class A 765,987
37,514 Waste Connections, Inc 6,253,209
37,983 Waste Management, Inc 8,465,651
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,552,696
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
921 (a) Abercrombie & Fitch Co, Class A 82,899
1,008 Academy Sports & Outdoors, Inc 47,507
446,175 (a),(b) Amazon.com, Inc 106,341,350
817 (a) AutoNation, Inc 151,790
8,198 (a) Burlington Stores, Inc 2,597,126
15,262 (a) Chewy, Inc, Class A 299,898
43,425 (a) Coupang, Inc 754,292
7,635 Dick's Sporting Goods, Inc 1,731,694
3,114 (a) Five Below, Inc 559,866
19,088 Gap, Inc 356,564
83,509 Home Depot, Inc 29,451,954
334 Lithia Motors, Inc 97,024
1,749 (a) MercadoLibre, Inc 2,968,735
3,256 Murphy USA, Inc 1,754,561
13,003 (a) PDD Holdings, Inc 991,869
1,118 (a) Urban Outfitters, Inc 79,222
3,867 (a) Valvoline, Inc 152,901
4,638 (a) Victoria's Secret & Co 387,180
2,185 (a) Wayfair, Inc, Class A 201,938
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 149,008,370

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL - 0.5%
7,322 (a) Amer Sports, Inc $ 247,776
1,423 Cricut, Inc, Class A 6,247
2,489 (a) Crocs, Inc 300,273
132 Installed Building Products, Inc 30,339
41,281 KB Home 2,583,778
6,689 Kontoor Brands, Inc 557,461
956 Meritage Homes Corp 80,161
21,798 (a) On Holding AG., Class A 772,085
10,173 Polaris, Inc 696,240
7,536 (a) SharkNinja, Inc 1,147,507
13,953 Somnigroup International, Inc 1,093,915
4,619 (a) Taylor Morrison Home Corp 331,367
16,980 Toll Brothers, Inc 2,797,455
6,245 (a),(c) TopBuild Corp 2,214,040
TOTAL CONSUMER DURABLES & APPAREL 12,858,644
CONSUMER SERVICES - 1.7%
3,780 Aramark 215,082
51,850 Booking Holdings, Inc 9,241,744
2,469 Boyd Gaming Corp 218,087
540 (a) Bright Horizons Family Solutions, Inc 38,275
2,628 (a) Cava Group, Inc 206,245
35,952 (a) DraftKings, Inc, Class A 908,147
5,484 (a) Duolingo, Inc 630,770
9,762 (a) Flutter Entertainment plc 997,383
11,907 H&R Block, Inc 453,419
2,771 Hyatt Hotels Corp 537,131
200 (a) Liberty Live Holdings, Inc, Class A 20,252
23,509 Marriott International, Inc, Class A 8,712,200
79,231 McDonald's Corp 21,416,932
1,495 Papa John's International, Inc 54,971
31,186 Restaurant Brands International, Inc 2,261,297
1,446 Service Corp International 109,838
234 (a) Shake Shack, Inc, Class A 13,109
2,717 Texas Roadhouse, Inc 525,006
832 Travel & Leisure Co 63,590
17,642 (a) Viking Holdings Ltd 1,846,588
354 Wingstop, Inc 61,387
TOTAL CONSUMER SERVICES 48,531,453
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
3,582 (a) BJ's Wholesale Club Holdings, Inc 312,422
19,691 Costco Wholesale Corp 18,420,340
23,983 (a) Maplebear, Inc 1,135,595
11,683 (a) Performance Food Group Co 1,306,043
20,455 (a) Sprouts Farmers Market, Inc 1,730,084
32,725 (a) US Foods Holding Corp 3,346,131
222,904 Walmart, Inc 25,246,107
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 51,496,722
ENERGY - 3.2%
6,029 Antero Midstream Corp 137,160
41,941 (a) Antero Resources Corp 1,473,807
149,890 Cenovus Energy, Inc 3,718,771
18,552 Cheniere Energy, Inc 4,434,113
159,460 Chevron Corp 26,432,090
15,781 Chord Energy Corp 1,803,768
9,675 (a) CNX Resources Corp 328,273
1,533 Core Natural Resources, Inc 122,671
118,024 Enbridge, Inc 6,398,081
162,655 Exxon Mobil Corp 22,238,192
19,794 HF Sinclair Corp 1,378,652
3,278 Liberty Energy, Inc 85,851
8,505 Magnolia Oil & Gas Corp, Class A 217,558

Portfolio of Investments June 30, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
ENERGY (continued)
34,206 Marathon Petroleum Corp $ 8,745,448
24,068 Matador Resources Co 1,198,105
13,027 Murphy Oil Corp 424,159
3,396 Northern Oil & Gas, Inc 61,637
4,448 NOV Inc 82,510
92,607 Ovintiv, Inc 4,875,759
748 PBF Energy, Inc, Class A 34,049
4,587 Peabody Energy Corp 106,051
172,398 Permian Resources Holdings, Inc, Class A 3,173,847
5,878 Range Resources Corp 218,603
902 SM Energy Co 23,542
5,538 TC Energy Corp 367,114
28,685 TechnipFMC plc 1,901,815
419 (a) Tidewater, Inc 27,918
17,266 (a) Transocean Ltd 84,431
TOTAL ENERGY 90,093,975
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
36,108 Agree Realty Corp 2,734,820
54,888 American Healthcare REIT, Inc 2,862,409
127,071 American Homes 4 Rent, Class A 4,259,420
56,180 Americold Realty Trust, Inc 883,150
28,202 Brixmor Property Group, Inc 889,209
68,492 CareTrust REIT, Inc 2,763,652
6,840 Cousins Properties, Inc 205,063
909 EastGroup Properties, Inc 184,100
31,107 EPR Properties 1,804,517
69,877 Equity LifeStyle Properties, Inc 4,503,573
4,456 First Industrial Realty Trust, Inc 273,197
27,366 Gaming and Leisure Properties, Inc 1,218,608
220 (a) Hudson Pacific Properties, Inc 3,342
27,053 Lamar Advertising Co, Class A 4,219,727
2,713 Macerich Co 68,340
11,763 National Storage Affiliates Trust 523,101
73,673 NNN REIT, Inc 3,428,005
118,926 OMEGA Healthcare Investors, Inc 5,670,392
26,204 Phillips Edison & Co, Inc 1,090,610
18,511 Rayonier, Inc 393,914
915 Ryman Hospitality Properties, Inc 117,623
13,952 Sabra Health Care REIT, Inc 272,203
497 SL Green Realty Corp 25,730
18,170 Sun Communities, Inc 2,178,765
84,393 WP Carey, Inc 6,034,099
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,607,569
FINANCIAL SERVICES - 6.6%
2,289 (a) Affirm Holdings, Inc 186,668
120,098 AGNC Investment Corp 1,309,068
11,900 Ally Financial, Inc 546,805
63,120 (b) American Express Co 21,350,340
65,850 Annaly Capital Management, Inc 1,472,406
80,072 (a),(b) Berkshire Hathaway, Inc, Class B 40,067,228
51,606 Blue Owl Capital, Inc 451,552
59,212 Brookfield Asset Management Ltd, Class A 2,655,658
101,939 Brookfield Corp 4,341,582
1 Capital One Financial Corp 201
44,255 Corebridge Financial, Inc 1,267,021
35,593 Equitable Holdings, Inc 1,561,821
3,218 FirstCash Holdings, Inc 696,118
25,032 (b) Goldman Sachs Group, Inc 25,316,614
53,010 Intercontinental Exchange, Inc 6,526,061
53,398 Jefferies Financial Group, Inc 2,668,832
5,933 LPL Financial Holdings, Inc 1,671,207
4,760 Marex Group plc 290,122

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
25,408 Mastercard, Inc, Class A $ 13,049,549
55,888 MGIC Investment Corp 1,576,042
4,333 Morningstar, Inc 676,035
428 PennyMac Financial Services, Inc 37,279
4,127 Radian Group, Inc 155,464
65,889 (a) Rocket Cos, Inc, Class A 1,037,752
20,745 S&P Global, Inc 8,448,609
89,957 SLM Corp 2,333,484
48,747 (a) SoFi Technologies, Inc 874,034
2,490 StoneCo Ltd, Class A 26,992
3,467 (a) StoneX Group, Inc 410,839
84,012 (a) Toast, Inc, Class A 2,337,214
31,909 Tradeweb Markets, Inc, Class A 3,180,051
468 (a),(c) Upstart Holdings, Inc 16,581
24,634 Virtu Financial, Inc, Class A 1,467,447
112,850 Visa, Inc, Class A 38,717,706
1,567 Voya Financial, Inc 141,860
4,411 XP, Inc, Class A 71,723
TOTAL FINANCIAL SERVICES 186,937,965
FOOD, BEVERAGE & TOBACCO - 1.9%
87,786 British American Tobacco plc, Sponsored ADR 5,421,663
1,028 Cal-Maine Foods, Inc 82,816
163,379 Campbell's Company 3,638,450
1,828 (a) Celsius Holdings, Inc 53,524
325,426 Coca-Cola Co 26,447,371
9,828 Coca-Cola Consolidated, Inc 1,876,362
52,356 Coca-Cola Europacific Partners plc 5,239,265
12,982 (a) Darling Ingredients, Inc 709,077
646 (a) Freshpet, Inc 38,192
89,533 JBS NV, Class A 1,060,966
132,012 Mondelez International, Inc, Class A 7,635,574
4,562 Pilgrim's Pride Corp 128,238
4,999 (a) Post Holdings, Inc 441,212
36,039 Primo Brands Corp 880,793
6,509 Smithfield Foods, Inc 157,908
3,379 (a) Vita Coco Co, Inc 223,487
TOTAL FOOD, BEVERAGE & TOBACCO 54,034,898
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
99,958 Abbott Laboratories 9,070,189
53,245 Alcon AG. 3,572,739
815 (a) Axogen, Inc 37,645
25,120 (a) BrightSpring Health Services, Inc 1,751,869
12,078 Encompass Health Corp 1,220,844
6,937 Ensign Group, Inc 1,112,001
1 GE HealthCare Technologies, Inc 64
4,095 (a) Glaukos Corp 572,317
20,341 (a) Globus Medical, Inc, Class A 1,607,142
5,153 (a) Guardant Health, Inc 773,105
2,466 (a) Haemonetics Corp 184,950
13,334 (a),(c) Hims & Hers Health, Inc 462,290
2,247 (a) Hinge Health, Inc, Class A 186,501
554 (a) ICU Medical, Inc 81,216
6,250 (a) Lantheus Holdings, Inc 693,375
67,940 (a) Medline, Inc, Class A 2,679,554
665 (a) Merit Medical Systems, Inc 46,111
6,510 (a) Penumbra, Inc 2,055,533
4,956 Teleflex, Inc 628,223
8,076 (a) Tenet Healthcare Corp 1,510,858
279 (a) TransMedics Group, Inc 18,531
73,002 UnitedHealth Group, Inc 30,341,821
TOTAL HEALTH CARE EQUIPMENT & SERVICES 58,606,878

Portfolio of Investments June 30, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
814 (a) elf Beauty, Inc $ 60,236
190,757 Procter & Gamble Co 27,972,606
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 28,032,842
INSURANCE - 1.5%
8,357 American Financial Group, Inc 1,169,479
36,502 Arthur J Gallagher & Co 8,379,764
8,830 Axis Capital Holdings Ltd 948,695
1 F&G Annuities & Life, Inc 27
13,727 Fidelity National Financial, Inc 647,365
633 Hanover Insurance Group, Inc 135,538
1,926 Kinsale Capital Group, Inc 635,214
9,393 Lincoln National Corp 332,043
756 (a) Markel Group, Inc 1,476,476
7,637 Old Republic International Corp 312,506
18,722 (a) Oscar Health, Inc, Class A 533,951
1,384 Primerica, Inc 393,333
1,130 Reinsurance Group of America, Inc 240,294
13,225 RenaissanceRe Holdings Ltd 4,191,002
1,301 RLI Corp 76,850
28,805 (c) Ryan Specialty Holdings, Inc 1,087,677
54,531 Travelers Cos, Inc 18,001,774
38,747 Unum Group 3,463,982
1 W R Berkley Corp 70
TOTAL INSURANCE 42,026,040
MATERIALS - 1.2%
15,178 Alcoa Corp 791,381
18,410 AngloGold Ashanti PLC 1,489,185
8,161 AptarGroup, Inc 1,021,757
5,193 (a) Axalta Coating Systems Ltd 177,705
89,096 Barrick Mining Corp 3,272,496
5,426 Cabot Corp 492,789
11,727 Celanese Corp 539,442
5,837 (a) Century Aluminum Co 268,560
28,898 Chemours Co 592,987
36,907 Coeur Mining, Inc 602,322
2,790 (a),(c) Critical Metals Corp 28,598
41,023 Crown Holdings, Inc 4,587,192
7,017 Eagle Materials, Inc 1,578,825
41,016 Eastman Chemical Co 2,747,252
12,600 Element Solutions, Inc 601,650
14,383 Hecla Mining Co 221,930
28,362 (a) James Hardie Industries plc 742,517
351 (a) Magnera Corp 4,124
7,994 (a) MP Materials Corp 447,744
878 NewMarket Corp 694,709
64,606 Nutrien Ltd 4,066,948
12,177 Olin Corp 241,348
7,912 (a) Perimeter Solutions, Inc 282,063
540 Reliance, Inc 201,744
2,666 Royal Gold, Inc 532,160
17,754 RPM International, Inc 1,973,357
5,964 Scotts Miracle-Gro Co 406,208
12,803 Solstice Advanced Materials, Inc 1,134,346
16,114 Sonoco Products Co 908,024
11,709 Southern Copper Corp 2,040,410
22,957 (a) SSR Mining, Inc 649,224
7,717 (a),(c) United States Antimony Corp 56,025
21,809 (a) USA Rare Earth, Inc 470,638
11,812 Westlake Corp 862,276
TOTAL MATERIALS 34,727,936

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 8.6%
250,758 (b) Alphabet, Inc, Class A $ 89,613,387
197,765 (b) Alphabet, Inc, Class C 69,876,308
16 (a) AMC Entertainment Holdings, Inc, Class A 30
21,912 (a) IMAX Corp 873,412
1,078 (a) Liberty Media Corp-Liberty Formula One, Class A 94,368
6,765 (a) Liberty Media Corp-Liberty Formula One, Class C 643,622
89,841 Meta Platforms, Inc 50,606,537
199,750 (a) NetFlix, Inc 14,262,150
17,899 New York Times Co, Class A 1,252,572
2,472 (a) Pinterest, Inc, Class A 51,986
4,457 (a) Reddit, Inc, Class A 773,646
2,503 (a) ROBLOX Corp, Class A 136,113
15,958 (a) Roku, Inc 2,204,438
4,313 Sirius XM Holdings, Inc 127,406
6,570 (a) Spotify Technology S.A. 3,016,484
90,095 Walt Disney Co 8,671,644
TOTAL MEDIA & ENTERTAINMENT 242,204,103
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
77,968 (b) AbbVie, Inc 19,619,868
2,460 (a) Alkermes plc 128,892
4,477 (a) Alnylam Pharmaceuticals, Inc 1,347,711
64,180 (b) Amgen, Inc 23,240,862
712 (a) Bridgebio Pharma, Inc 53,030
32,494 Eli Lilly & Co 38,974,278
4,298 (a) Exelixis, Inc 233,854
70 (a) GRAIL, Inc 4,779
5,022 (a) Illumina, Inc 883,018
5,913 (a) Insmed, Inc 630,444
677 (a) Ionis Pharmaceuticals, Inc 53,679
2,533 (a) Jazz Pharmaceuticals plc 610,377
163,517 Johnson & Johnson 41,528,412
385 (a) Medpace Holdings, Inc 203,892
204,498 Merck & Co, Inc 26,277,993
6,556 (a) Natera, Inc 1,779,626
5,303 (a) Revolution Medicines, Inc 993,146
12,171 Royalty Pharma plc 682,428
30,271 (a) Teva Pharmaceutical Industries Ltd, Sponsored ADR 1,025,581
24,141 Thermo Fisher Scientific, Inc 12,103,332
2,797 (a) United Therapeutics Corp 1,515,499
864 (a) Viking Therapeutics, Inc 33,705
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 171,924,406
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
39,270 (a) Compass, Inc, Class A 484,199
2,306 (a) Jones Lang LaSalle, Inc 714,745
4,596 (a) Opendoor Technologies, Inc 21,233
9,554 (a) Zillow Group, Inc, Class A 299,709
1,738 (a) Zillow Group, Inc, Class C 54,782
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,574,668
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.7%
4,209 (a) ACM Research, Inc, Class A 534,080
77,842 (a) Advanced Micro Devices, Inc 45,219,196
2,194 (a) Aehr Test Systems 210,756
5,790 (a) Allegro MicroSystems, Inc 403,100
14,209 Amkor Technology, Inc 1,225,242
53,765 (b) Applied Materials, Inc 38,872,095
10,339 (a) Astera Labs, Inc 4,993,944
23,243 (a),(c) Blaize Holdings, Inc 32,075
208,408 (b) Broadcom, Inc 78,726,122
11,177 (a) Cirrus Logic, Inc 1,660,120
16,150 (a) Credo Technology Group Holding Ltd 4,391,993
1,810 (a) Enphase Energy, Inc 89,124

Portfolio of Investments June 30, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
16,129 Entegris, Inc $ 2,900,962
6,366 (a) FormFactor, Inc 1,018,114
16,973 GLOBALFOUNDRIES, Inc 1,398,745
4,684 (a) Impinj, Inc 670,889
210,186 (a) Intel Corp 29,348,271
24,493 KLA Corp 7,389,783
69,789 Lam Research Corp 30,241,667
11,178 (a) Lattice Semiconductor Corp 1,709,787
5,185 (a) MACOM Technology Solutions Holdings, Inc 1,972,219
52,948 Micron Technology, Inc 61,117,347
9,335 MKS, Inc 4,152,208
55,204 (a) Navitas Semiconductor Corp 989,256
1,086,833 (b) NVIDIA Corp 217,464,415
5,492 (a) Onto Innovation, Inc 2,078,447
19,717 Power Integrations, Inc 1,651,496
1,743 (a) Qorvo, Inc 162,570
60,927 QUALCOMM, Inc 11,258,700
13,160 (a) Rambus, Inc 1,746,858
27,187 (a) Rigetti Computing, Inc 525,253
3,874 (a) Semtech Corp 627,007
1,398 (a) SiTime Corp 1,042,293
3,200 (a) SkyWater Technology, Inc 111,424
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 555,935,558
SOFTWARE & SERVICES - 8.4%
1,714 (a) Appfolio, Inc, Class A 274,840
6,179 (a) Applied Digital Corp 230,477
10,118 (a) Asana, Inc 70,826
34,351 (a) Atlassian Corp, Class A 2,672,164
66,802 (a) Box, Inc, Class A 1,772,925
21,113 (a) Check Point Software Technologies Ltd 2,774,882
16,183 (a) Cipher Digital, Inc 396,483
27,781 (a) Cleanspark, Inc 404,214
8,350 Clear Secure, Inc, Class A 465,345
6,715 (a) Cloudflare, Inc, Class A 1,647,055
2,288 (a) Commvault Systems, Inc 324,278
6,662 (a) Core Scientific, Inc 170,481
3,325 (a) CoreWeave, Inc, Class A 330,970
2,870 (a) DigitalOcean Holdings, Inc 450,676
54,174 (a) Docusign, Inc 2,406,409
115,391 (a) Dropbox, Inc, Class A 3,169,791
11,636 (a),(c) D-Wave Quantum, Inc 279,148
100,037 (a) Dynatrace, Inc 4,392,625
10,655 (a) Elastic NV 607,548
20,134 (a),(c) Figma, Inc, Class A 364,224
67,384 (a) Freshworks, Inc, Class A 681,926
39,288 (a) Gitlab, Inc, Class A 1,199,463
10,689 (a) Hut 8 Corp 1,233,992
667 InterDigital, Inc 188,848
77,966 International Business Machines Corp 21,924,819
11,019 (a) IREN Ltd 503,899
13,761 (a) JFrog Ltd 1,250,600
49,849 (a) Klaviyo, Inc, Class A 752,720
7,968 (a) Manhattan Associates, Inc 1,109,544
71,512 (a) MARA Holdings, Inc 993,302
337,101 Microsoft Corp 125,745,415
2,187 (a) MongoDB, Inc 734,613
4,270 (a),(c) Nebius Group NV 1,179,246
33,812 (a) Nutanix, Inc, Class A 1,723,060
3,787 (a) Okta, Inc 516,736
74,928 Oracle Corp 10,980,698
99,924 (a) Palantir Technologies, Inc, Class A 11,658,133
560 Pegasystems, Inc 16,783

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
20,319 (a) Qualys, Inc $ 2,793,659
15,211 RingCentral, Inc, Class A 592,925
23,061 (a) Riot Platforms, Inc 631,410
17,197 (a) Rubrik, Inc, Class A 1,380,575
61,951 Salesforce, Inc 9,705,244
66,798 (a) Samsara, Inc, Class A 2,166,259
50,965 (a) SentinelOne, Inc, Class A 864,876
10,468 (a) ServiceTitan, Inc, Class A 740,192
10,475 (a) Shopify, Inc, Class A 1,196,036
8,942 (a) Snowflake, Inc 2,275,739
8,173 (a),(c) SoundHound AI, Inc 52,879
10,330 (a) Strategy, Inc 897,987
16,156 (a) Terawulf, Inc 399,053
7,857 (a) Twilio, Inc, Class A 1,621,135
159,383 (a) UiPath, Inc, Class A 1,732,493
13,487 (a) Unity Software, Inc 385,458
38,361 (a) Varonis Systems, Inc 1,609,628
31,281 (a) Zoom Communications, Inc 2,699,863
4,616 (a) Zscaler, Inc 651,548
TOTAL SOFTWARE & SERVICES 237,996,117
TECHNOLOGY HARDWARE & EQUIPMENT - 9.6%
6,033 Advanced Energy Industries, Inc 2,249,525
855 (a) Aeva Technologies, Inc 24,556
647,658 (b) Apple, Inc 187,406,319
4,727 (a) Applied Optoelectronics, Inc 700,352
14,038 (a) Arrow Electronics, Inc 2,995,850
46,790 Avnet, Inc 4,155,888
5,747 Bel Fuse, Inc, Class A 1,673,699
430 (a) Calix, Inc 16,048
16,927 (a) Ciena Corp 8,303,709
285,782 Cisco Systems, Inc 33,567,954
19,266 Cognex Corp 1,395,244
678 (a) Diebold Nixdorf, Inc 57,643
32,594 (a) Everpure, Inc 2,568,081
3,745 (a) Fabrinet 2,104,990
20,841 (a),(c) Infleqtion, Inc 277,602
9,073 Ingram Micro Holding Corp 248,872
36,675 (a),(c) IonQ, Inc 1,953,310
3,663 (a) IPG Photonics Corp 429,743
4,554 Littelfuse, Inc 2,073,573
28,100 (a) Mirion Technologies, Inc 503,833
7,918 (a) nLight, Inc 551,251
6,936 (a) Ouster, Inc 433,639
7,929 (a) Plexus Corp 2,384,012
15,008 (a),(c) Quantum Computing, Inc 145,578
20,490 Ralliant Corp 1,508,679
12,527 (a) Sanmina Corp 3,170,333
14,613 TD SYNNEX Corp 3,906,639
116,355 Telefonaktiebolaget LM Ericsson, Sponsored ADR 1,297,358
13,649 (a) TTM Technologies, Inc 2,552,636
839 Ubiquiti, Inc 448,051
40,468 (a) Viavi Solutions, Inc 1,932,347
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 271,037,314
TELECOMMUNICATION SERVICES - 0.8%
1,065 Array Digital Infrastructure, Inc 38,617
5,409 (a) AST SpaceMobile, Inc 480,644
4,158 (a) Globalstar, Inc 338,004
15,519 Iridium Communications, Inc 851,217
19,540 (a) Lumen Technologies, Inc 150,067
18,251 Millicom International Cellular S.A. 1,656,461
41,590 (a) Space Exploration Technologies Corp, Class A 7,106,067
607 Telephone and Data Systems, Inc 22,465

Portfolio of Investments June 30, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
270,406 Verizon Communications, Inc $ 11,448,990
TOTAL TELECOMMUNICATION SERVICES 22,092,532
TRANSPORTATION - 0.6%
142,193 (a) American Airlines Group, Inc 2,569,427
2,495 (a) Avis Budget Group, Inc 368,836
47,887 Canadian Pacific Kansas City Ltd 4,149,409
917 Copa Holdings S.A., Class A 142,658
910 (a) GXO Logistics, Inc 46,137
6,613 (a) Kirby Corp 899,170
38,336 Knight-Swift Transportation Holdings, Inc 2,985,224
1,204 Landstar System, Inc 248,999
15,040 (a) Lyft, Inc, Class A 219,734
3,902 Matson, Inc 750,081
2,110 Ryder System, Inc 556,555
5,150 (a) Saia, Inc 2,168,974
12,609 (a) XPO, Inc 2,588,502
TOTAL TRANSPORTATION 17,693,706
UTILITIES - 2.0%
45,437 Black Hills Corp 3,380,513
29,270 Brookfield Renewable Corp 1,086,502
24,355 California Water Service Group 1,184,871
19,411 Clearway Energy, Inc, Class C 663,468
115,874 Essential Utilities, Inc 4,439,133
6,651 (a) Hawaiian Electric Industries, Inc 89,988
50,833 IDACORP, Inc 7,691,033
2,933 National Fuel Gas Co 226,457
2,069 New Jersey Resources Corp 115,947
83,995 NextEra Energy, Inc 7,372,241
13,008 Northwestern Energy Group, Inc 931,633
201,900 OGE Energy Corp 9,824,454
7,293 (a),(c) Oklo, Inc 381,643
9,856 Ormat Technologies, Inc 1,073,318
815 Otter Tail Corp 73,334
104,712 Portland General Electric Co 5,427,223
69 Southwest Gas Holdings, Inc 6,119
3,865 (a) Talen Energy Corp 1,485,165
20,375 TXNM Energy, Inc 1,156,892
14,191 UGI Corp 490,157
76,155 WEC Energy Group, Inc 8,892,619
TOTAL UTILITIES 55,992,710
TOTAL COMMON STOCKS
(Cost $870,836,645) 2,773,065,184
SHARES DESCRIPTION VALUE
58,621,445 EXCHANGE-TRADED FUNDS - 2.1% 58,621,445
78,500 SPDR S&P 500 ETF Trust 58,621,445
TOTAL EXCHANGE-TRADED FUNDS
(Cost $58,318,232) 58,621,445
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Call International Business Machines
Corp
150 $ 4,800,000 $ 320 07/17/26 16,725
Call Walmart Inc 100 1,350,000 135 08/21/26 3,800
TOTAL OPTIONS PURCHASED
(Cost $71,186) 250 $ 6,150,000 20,525

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
157 WARRANTS - 0.0% 157
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
154 (c) Opendoor Technologies Inc 11/20/26 $ 76
154 (c) Opendoor Technologies Inc 11/20/26 44
154 Opendoor Technologies Inc 11/20/26 37
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 157
TOTAL WARRANTS
(Cost $0) 157
TOTAL LONG-TERM INVESTMENTS
(Cost $929,226,063) 2,831,707,311
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
6,213,856 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(g) 6,213,856
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,213,856) 6,213,856
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%
59,551,975 REPURCHASE AGREEMENTS - 2.1% 59,551,975
$ 59,551,975 (h) Fixed Income Clearing Corporation 1 .060 07/01/26 59,551,975
TOTAL REPURCHASE AGREEMENTS
(Cost $59,551,975) 59,551,975
TOTAL SHORT-TERM INVESTMENTS
(Cost $59,551,975) 59,551,975
TOTAL INVESTMENTS - 102.8%
(Cost $994,991,894) 2,897,473,142
OTHER ASSETS & LIABILITIES, NET -   (2.8)% (78,165,610)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,819,307,532
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $6,053,564.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $59,553,728 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $60,743,193.
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Caterpillar Inc (200) $ (24,000,000) $ 1,200 7/17/26 $ (89,500)
Call Russell 2000 Index/Old (160) (49,600,000) 3,100 7/17/26 (273,600)
Call S&P 500 Index (1,550) (1,162,500,000) 7,500 7/17/26 (12,834,000)
Call S&P 500 Index (120) (91,200,000) 7,600 7/17/26 (420,000)

Portfolio of Investments June 30, 2026
(continued)
SPXX

Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (330) $ (257,400,000) $ 7,800 7/31/26 $ (565,950)
Call Travelers Cos Inc/The (150) (5,250,000) 350 8/21/26 (58,500)
Call S&P 500 Index (125) (97,500,000) 7,800 8/21/26 (544,375)
Call S&P 500 Index (100) (79,000,000) 7,900 8/21/26 (239,500)
Total Options Written (premiums received $21,300,384) (2,735) $(1,766,450,000) $(15,025,425)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2026
QQQX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.8%
1537777904 COMMON STOCKS - 99.0% 1537777904
AUTOMOBILES & COMPONENTS - 3.8%
139,181 (a) Tesla, Inc $ 58,539,528
TOTAL AUTOMOBILES & COMPONENTS 58,539,528
CAPITAL GOODS - 2.7%
3,373 (a) Amprius Technologies, Inc 46,750
6,795 (a) Bloom Energy Corp, Class A 2,056,847
1,460 Carpenter Technology Corp 900,586
9,138 Caterpillar, Inc 9,731,056
3,812 (a),(b) Enovix Corp 23,139
7,764 Fortive Corp 474,303
7,545 GE Vernova, Inc 8,864,319
25,725 General Electric Co 9,614,204
2,990 Howmet Aerospace, Inc 803,891
24,891 (a) Intuitive Machines, Inc 532,419
20,293 (a) Red Cat Holdings, Inc 216,121
25,688 (a) Redwire Corp 314,164
10,300 (a) Rocket Lab Corp 1,046,995
2,755 Rockwell Automation, Inc 1,363,945
11,853 (a) Satellogic, Inc, Class A 67,799
2,136 (a) Sterling Infrastructure, Inc 1,792,873
333 United Rentals, Inc 377,252
5,734 Vertiv Holdings Co, Class A 1,919,858
1,930 (a) Vicor Corp 732,975
6,489 (a),(b) Voyager Technologies, Inc, Class A 209,270
360 WW Grainger, Inc 489,744
TOTAL CAPITAL GOODS 41,578,510
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
29,800 (a) BlackSky Technology, Inc 832,016
24,632 Insperity, Inc 1,017,548
19,315 (a) Planet Labs PBC 639,906
19,119 Robert Half, Inc 586,953
17,866 (a),(b) Spire Global, Inc 332,308
21,890 TETRA Tech, Inc 632,402
5,395 Veralto Corp 478,429
7,006 Waste Connections, Inc 1,167,830
9,915 Waste Management, Inc 2,209,855
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,897,247
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
287,852 (a),(c) Amazon.com, Inc 68,606,646
843 (a) AutoZone, Inc 2,694,177
8,555 (a) Carvana Co 563,090
8,039 Dick's Sporting Goods, Inc 1,823,326
16,562 eBay, Inc 1,850,803
4,920 Pool Corp 1,057,308
181 (a) Savers Value Village, Inc 1,826
22,853 TJX Cos, Inc 3,462,230
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 80,059,406
CONSUMER SERVICES - 2.0%
154,000 Booking Holdings, Inc 27,448,960
10,528 Darden Restaurants, Inc 2,168,874
10,345 Service Corp International 785,806
5,746 (a) Sweetgreen, Inc, Class A 50,622
TOTAL CONSUMER SERVICES 30,454,262
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
25,248 (a) BJ's Wholesale Club Holdings, Inc 2,202,131
6,667 Casey's General Stores, Inc 5,298,865
94,153 (a) HF Foods Group, Inc 132,756
24,681 Kroger Co 1,370,536
33,091 (a) Maplebear, Inc 1,566,859

Portfolio of Investments June 30, 2026
(continued)
QQQX

SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
22,357 (a) Performance Food Group Co $ 2,499,289
40,864 (a) Sprouts Farmers Market, Inc 3,456,277
8,486 SYSCO Corp 709,260
15,128 Target Corp 1,975,868
9,860 (a) United Natural Foods, Inc 450,306
46,686 (a) US Foods Holding Corp 4,773,643
179,119 Walmart, Inc 20,287,018
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 44,722,808
ENERGY - 0.7%
4,902 (a) Clean Energy Fuels Corp 10,049
19,078 (a) Energy Fuels, Inc 276,631
7,568 Exxon Mobil Corp 1,034,697
21,979 (a) NextDecade Corp 165,722
215,250 Patterson-UTI Energy, Inc 1,975,995
3,359 Peabody Energy Corp 77,660
29,124 (a) ProFrac Holding Corp, Class A 169,210
22,237 (a) ProPetro Holding Corp 318,879
36,559 (a),(b) Sable Offshore Corp 112,602
5,484 Select Water Solutions, Inc 109,570
1,999 Solaris Energy Infrastructure, Inc 160,839
53,009 TechnipFMC plc 3,514,497
1,269 Texas Pacific Land Corp 555,365
72,411 (a) Transocean Ltd 354,090
1,378 Valero Energy Corp 358,886
573,044 W&T Offshore, Inc 1,805,089
TOTAL ENERGY 10,999,781
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
27,624 CubeSmart 1,098,606
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,098,606
FINANCIAL SERVICES - 1.3%
7,328 Cboe Global Markets, Inc 1,778,286
11,527 Jack Henry & Associates, Inc 1,587,729
8,682 Moody's Corp 3,932,251
19,418 Morgan Stanley 4,059,139
143,943 PayPal Holdings, Inc 6,215,459
9,170 (a) Robinhood Markets, Inc, Class A 919,568
3,079 S&P Global, Inc 1,253,953
11,343 SEI Investments Co 994,894
TOTAL FINANCIAL SERVICES 20,741,279
FOOD, BEVERAGE & TOBACCO - 1.8%
70,834 (a) Bridgford Foods Corp 459,713
10,559 Brown-Forman Corp, Class B 281,397
18,567 (a) Celsius Holdings, Inc 543,642
3,492 Coca-Cola Consolidated, Inc 666,693
242,394 (a) Monster Beverage Corp 23,298,911
27,311 (a) Vita Coco Co, Inc 1,806,350
26,569 (a) Vital Farms, Inc 308,997
TOTAL FOOD, BEVERAGE & TOBACCO 27,365,703
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
26,882 Abbott Laboratories 2,439,272
4,477 (a) agilon health, Inc 479,845
5,562 (a) Axogen, Inc 256,909
72,609 (a) Butterfly Network, Inc 611,368
9,791 Cardinal Health, Inc 2,325,950
768 Embecta Corp 2,504
7,859 (a) LENSAR, Inc 44,875
4,308 McKesson Corp 3,255,125
313 (a) Novocure Ltd 4,742
5,045 (a) STAAR Surgical Co 144,741
3,623 Stryker Corp 1,140,665
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,705,996

SHARES DESCRIPTION VALUE
MATERIALS - 0.3%
14,451 CF Industries Holdings, Inc $ 1,564,465
22,003 Coeur Mining, Inc 359,089
6,845 (a) comScore, Inc 50,516
42,973 (a),(b) Critical Metals Corp 440,473
47,857 Dow, Inc 1,309,367
656 (a),(b) MP Materials Corp 36,743
17,990 (a) Perpetua Resources Corp 373,472
110,579 Tronox Holdings plc 696,648
15,338 (a),(b) United States Antimony Corp 111,354
12,746 (a) USA Rare Earth, Inc 275,059
TOTAL MATERIALS 5,217,186
MEDIA & ENTERTAINMENT - 12.0%
234,577 (c) Alphabet, Inc, Class A 83,830,782
144,122 (c) Alphabet, Inc, Class C 50,922,626
415 (a) AMC Entertainment Holdings, Inc, Class A 788
9,901 Cinemark Holdings, Inc 314,159
11,636 (a) EchoStar Corp, Class A 1,181,054
78,458 Meta Platforms, Inc 44,194,607
25,957 New York Times Co, Class A 1,816,471
6,270 News Corp, Class B 175,936
7,680 (a) Roku, Inc 1,060,915
42,393 Saga Communications, Inc, Class A 384,505
640 (a) Spotify Technology S.A. 293,843
8,142 TKO Group Holdings, Inc 1,639,066
9,162 Versant Media Group, Inc 329,924
TOTAL MEDIA & ENTERTAINMENT 186,144,676
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
66,016 (c) Amgen, Inc 23,905,714
803 (a) Arcus Biosciences, Inc 24,757
284 (a) Arvinas, Inc 2,360
5,866 Danaher Corp 1,117,356
2,440 Eli Lilly & Co 2,926,609
24,914 (a) Erasca, Inc 456,424
172,825 Gilead Sciences, Inc 21,834,711
11,370 (a) Humacyte, Inc 8,873
13,603 (a) Insmed, Inc 1,450,352
1,618 (a) Madrigal Pharmaceuticals, Inc 868,785
632 (a) Natera, Inc 171,556
6,244 (a) Revolution Medicines, Inc 1,169,376
17,821 (a) Vaxcyte, Inc 1,035,935
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 54,972,808
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 37.2%
10,461 (a) ACM Research, Inc, Class A 1,327,396
134,693 (a) Advanced Micro Devices, Inc 78,244,511
7,872 (a) Aehr Test Systems 756,184
17,326 Amkor Technology, Inc 1,494,021
93,667 (c) Analog Devices, Inc 37,201,722
122,841 (c) Applied Materials, Inc 88,814,043
2,212 (a) Astera Labs, Inc 1,068,440
22,644 (a),(b) Atomera, Inc 197,229
162,672 Broadcom, Inc 61,449,348
12,640 (a) Credo Technology Group Holding Ltd 3,437,448
7,479 (a) Enphase Energy, Inc 368,266
7,873 Entegris, Inc 1,416,038
13,532 (a) FormFactor, Inc 2,164,173
12,747 (a) Ichor Holdings Ltd 1,431,233
6,866 (a) Lattice Semiconductor Corp 1,050,223
11,021 (a) MACOM Technology Solutions Holdings, Inc 4,192,058
78,481 Micron Technology, Inc 90,589,834
6,123 Monolithic Power Systems, Inc 8,464,190
50,196 (a) Navitas Semiconductor Corp 899,512

Portfolio of Investments June 30, 2026
(continued)
QQQX

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
803,294 (c) NVIDIA Corp $ 160,731,097
2,398 (a) Onto Innovation, Inc 907,523
140,959 QUALCOMM, Inc 26,047,814
13,523 (a) Semtech Corp 2,188,698
1,964 (a) SiTime Corp 1,464,280
17,146 (a) Ultra Clean Holdings, Inc 2,444,848
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 578,350,129
SOFTWARE & SERVICES - 9.3%
8,474 (a) Applied Digital Corp 316,080
24,733 (a) Arteris, Inc 1,201,776
7,238 (a) Asana, Inc 50,666
22,288 (a) Atlassian Corp, Class A 1,733,784
52,492 (a) Autodesk, Inc 10,205,495
31,150 (a),(b) Bitdeer Technologies Group, Class A 494,351
33,418 (a) Braze, Inc, Class A 724,836
42,639 (a) Cipher Digital, Inc 1,044,656
46,920 (a) Cleanspark, Inc 682,686
2,204 Clear Secure, Inc, Class A 122,829
14,451 (a) Core Scientific, Inc 369,801
38,645 (a),(b) D-Wave Quantum, Inc 927,094
39,025 (a) Gitlab, Inc, Class A 1,191,433
8,062 (a) Guidewire Software, Inc 992,029
15,652 (a) HubSpot, Inc 2,856,647
20,966 (a) Hut 8 Corp 2,420,420
58,417 (a) MARA Holdings, Inc 811,412
199,806 Microsoft Corp 74,531,634
35,899 (a) NextNav, Inc 640,079
33,280 Oracle Corp 4,877,184
196,393 (a) Palantir Technologies, Inc, Class A 22,913,171
12,099 (a) PTC, Inc 1,374,567
55,557 (a) Riot Platforms, Inc 1,521,151
79,323 (a) ServiceNow, Inc 7,875,187
43,897 (a) Terawulf, Inc 1,084,256
46,420 (a) UiPath, Inc, Class A 504,585
25,921 (a) Zscaler, Inc 3,658,749
TOTAL SOFTWARE & SERVICES 145,126,558
TECHNOLOGY HARDWARE & EQUIPMENT - 13.1%
9,843 (a) Aeva Technologies, Inc 282,691
418,440 (c) Apple, Inc 121,079,798
8,199 (a) Applied Optoelectronics, Inc 1,214,764
3,126 (a) Ciena Corp 1,533,491
497,907 Cisco Systems, Inc 58,484,156
13,884 (a) Coherent Corp 5,476,822
19,886 Corning, Inc 5,079,481
2,957 Dell Technologies, Inc, Class C 1,275,827
1,906 (a) Fabrinet 1,071,325
13,882 (a),(b) IonQ, Inc 739,355
8,099 (a) Keysight Technologies, Inc 2,835,217
1,264 (a) Lumentum Holdings, Inc 1,084,588
2,580 (a) nLight, Inc 179,620
4,500 (a) Ouster, Inc 281,340
2,588 Ralliant Corp 190,554
15,217 (a) TTM Technologies, Inc 2,845,883
1,264 (a) Vishay Precision Group, Inc 189,486
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 203,844,398
TELECOMMUNICATION SERVICES - 1.2%
5,357 (a) Anterix, Inc 551,449
22,310 (a) AST SpaceMobile, Inc 1,982,467
5,883 (a) Bandwidth, Inc, Class A 372,394
441,547 Comcast Corp, Class A 10,839,979
34,895 Millicom International Cellular S.A. 3,167,070

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
31,079 Telephone and Data Systems, Inc $ 1,150,234
TOTAL TELECOMMUNICATION SERVICES 18,063,593
TRANSPORTATION - 0.1%
228 FedEx Corp 71,394
114 (a) FedEx Freight Holding Co, Inc 17,214
9,801 (a) Uber Technologies, Inc 707,240
3,821 (a) XPO, Inc 784,413
TOTAL TRANSPORTATION 1,580,261
UTILITIES - 0.7%
6,056 Atmos Energy Corp 1,043,267
15,895 NextEra Energy, Inc 1,395,104
15,483 NRG Energy, Inc 2,261,447
26,822 PG&E Corp 451,146
35,790 Southern Co 3,425,461
10,961 Vistra Corp 1,738,744
TOTAL UTILITIES 10,315,169
TOTAL COMMON STOCKS
(Cost $379,633,080) 1,537,777,904
SHARES DESCRIPTION VALUE
26,878,600 EXCHANGE-TRADED FUNDS - 1.8% 26,878,600
36,500 Invesco QQQ Trust Series 26,878,600
TOTAL EXCHANGE-TRADED FUNDS
(Cost $26,087,097) 26,878,600
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Call International Business Machines
Corp
80 $ 2,560,000 $ 320 07/17/26 8,920
Call Walmart Inc 50 675,000 135 08/21/26 1,900
TOTAL OPTIONS PURCHASED
(Cost $37,130) 130 $ 3,235,000 10,820
TOTAL LONG-TERM INVESTMENTS
(Cost $405,757,307) 1,564,667,324
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
3,575,248 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(g) 3,575,248
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,575,248) 3,575,248
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
37,281,243 REPURCHASE AGREEMENTS - 2.4% 37,281,243
$ 37,281,243 (h) Fixed Income Clearing Corporation 1 .060 07/01/26 37,281,243
TOTAL REPURCHASE AGREEMENTS
(Cost $37,281,243) 37,281,243
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,281,243) 37,281,243
TOTAL INVESTMENTS - 103.4%
(Cost $446,613,798) 1,605,523,815
OTHER ASSETS & LIABILITIES, NET -   (3.4)% (52,687,098)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,552,836,717
S&P Standard & Poor's

Portfolio of Investments June 30, 2026
(continued)
QQQX

Investments in Derivatives
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $3,377,776.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $37,282,341 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 3.500%–3.625% and maturity dates 12/31/30–2/15/33, valued at
$38,026,879.
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Caterpillar Inc (50) $ (6,000,000) $ 1,200 7/17/26 $ (22,375)
Call Russell 2000 Index/Old (80) (24,800,000) 3,100 7/17/26 (136,800)
Call S&P 500 Index (55) (41,800,000) 7,600 7/17/26 (192,500)
Call NASDAQ 100 Stock INDEX (210) (636,825,000) 30,325 7/17/26 (12,159,000)
Call S&P 500 Index (220) (171,600,000) 7,800 7/31/26 (377,300)
Call S&P 500 Index (75) (58,500,000) 7,800 8/21/26 (326,625)
Call S&P 500 Index (50) (39,500,000) 7,900 8/21/26 (119,750)
Total Options Written (premiums received $18,989,050) (740) $(979,025,000) $(13,334,350)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2026
JCE
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
290941410 COMMON STOCKS - 98.3% 290941410
AUTOMOBILES & COMPONENTS - 1.3%
8,920 (a) Tesla, Inc $ 3,751,752
1,080 (a) Versigent plc 45,371
TOTAL AUTOMOBILES & COMPONENTS 3,797,123
BANKS - 4.1%
4,155 Bank of America Corp 236,752
23,480 Citigroup, Inc 3,286,261
18,110 JPMorgan Chase & Co 5,927,946
32,480 Wells Fargo & Co 2,684,147
TOTAL BANKS 12,135,106
CAPITAL GOODS - 7.4%
12,660 3M Co 2,049,781
14,140 AECOM 986,972
7,280 AMETEK, Inc 1,761,323
2,430 (a) ATI, Inc 478,953
6,560 (a) Everus Construction Group, Inc 1,088,632
5,690 General Dynamics Corp 2,015,625
650 General Electric Co 242,924
1,880 Howmet Aerospace, Inc 505,457
12,770 Johnson Controls International plc 1,865,825
1,410 Lockheed Martin Corp 718,339
3,130 Northrop Grumman Corp 1,594,140
12,480 nVent Electric plc 2,116,733
2,280 Parker-Hannifin Corp 2,230,114
14,710 RTX Corp 2,790,928
4,040 Vertiv Holdings Co, Class A 1,352,673
TOTAL CAPITAL GOODS 21,798,419
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
22,590 (a) Amentum Holdings, Inc 466,935
5,400 Broadridge Financial Solutions, Inc 739,530
39,810 Genpact Ltd 1,094,775
22,460 SS&C Technologies Holdings, Inc 1,393,643
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,694,883
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.0%
50,260 (a),(b) Amazon.com, Inc 11,978,969
3,130 (a) Coupang, Inc 54,368
9,160 Home Depot, Inc 3,230,549
2,350 (a) Ollie's Bargain Outlet Holdings, Inc 180,668
2,470 (a) O'Reilly Automotive, Inc 227,462
9,680 Ross Stores, Inc 2,060,388
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,732,404
CONSUMER SERVICES - 1.1%
7,960 (a) Airbnb, Inc, Class A 1,139,076
2,190 Booking Holdings, Inc 390,346
53,870 (a) Chipotle Mexican Grill, Inc 1,831,580
TOTAL CONSUMER SERVICES 3,361,002
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
490 Costco Wholesale Corp 458,380
11,760 Kroger Co 653,033
20,990 SYSCO Corp 1,754,344
2,580 Target Corp 336,974
7,807 Walmart, Inc 884,221
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,086,952
ENERGY - 3.1%
10,440 Expand Energy Corp 952,024
8,280 Exxon Mobil Corp 1,132,042
37,970 Halliburton Co 1,289,081
23,430 HF Sinclair Corp 1,631,899

Portfolio of Investments June 30, 2026
(continued)
JCE

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
11,230 Phillips 66 $ 1,898,432
8,600 Valero Energy Corp 2,239,784
TOTAL ENERGY 9,143,262
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
21,900 Park Hotels & Resorts, Inc 312,075
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 312,075
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
27,630 Kilroy Realty Corp 1,035,296
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,035,296
FINANCIAL SERVICES - 7.4%
5,660 (a) Berkshire Hathaway, Inc, Class B 2,832,208
2,150 BlackRock, Inc 2,067,354
13,490 Charles Schwab Corp 1,244,722
5,020 CME Group, Inc 1,108,567
27,980 Fidelity National Information Services, Inc 1,087,862
600 Goldman Sachs Group, Inc 606,822
13,650 Intercontinental Exchange, Inc 1,680,452
771 Mastercard, Inc, Class A 395,986
13,660 Morgan Stanley 2,855,486
2,850 MSCI, Inc 1,596,114
5,070 S&P Global, Inc 2,064,808
12,560 Visa, Inc, Class A 4,309,210
TOTAL FINANCIAL SERVICES 21,849,591
FOOD, BEVERAGE & TOBACCO - 1.3%
15,400 PepsiCo, Inc 2,085,160
29,700 Tyson Foods, Inc, Class A 1,700,325
TOTAL FOOD, BEVERAGE & TOBACCO 3,785,485
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
38,870 (a) Boston Scientific Corp 1,658,972
10,870 Cardinal Health, Inc 2,582,277
37,780 (a) Centene Corp 2,425,098
1,590 (a) IDEXX Laboratories, Inc 837,040
790 (a) Insulet Corp 120,277
4,640 (a) Intuitive Surgical, Inc 1,845,235
2,410 McKesson Corp 1,820,996
15,360 Medtronic plc 1,201,613
810 (a) Solventum Corp 62,491
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,553,999
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
20,720 Colgate-Palmolive Co 1,899,610
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,899,610
INSURANCE - 0.6%
22,940 American International Group, Inc 1,709,718
TOTAL INSURANCE 1,709,718
MATERIALS - 1.2%
12,180 AngloGold Ashanti PLC 985,240
3,250 Linde PLC 1,686,555
6,910 Newmont Corp 645,394
7,650 Silgan Holdings, Inc 354,884
TOTAL MATERIALS 3,672,073
MEDIA & ENTERTAINMENT - 9.2%
28,140 (b) Alphabet, Inc, Class A 10,056,392
27,780 (b) Alphabet, Inc, Class C 9,815,507
7,790 Meta Platforms, Inc 4,388,029
37,460 (a) NetFlix, Inc 2,674,644
4,190 Versant Media Group, Inc 150,882
TOTAL MEDIA & ENTERTAINMENT 27,085,454

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
1,790 AbbVie, Inc $ 450,436
3,560 (a) BioMarin Pharmaceutical, Inc 203,703
7,040 Bristol-Myers Squibb Co 405,645
3,380 Eli Lilly & Co 4,054,073
15,420 (a) Exelixis, Inc 839,002
17,760 Gilead Sciences, Inc 2,243,799
20,139 Johnson & Johnson 5,114,702
4,431 Merck & Co, Inc 569,384
10,400 Pfizer, Inc 250,432
1,460 (a) Sarepta Therapeutics, Inc 26,236
2,140 Thermo Fisher Scientific, Inc 1,072,910
63,330 Viatris, Inc 1,005,680
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,236,002
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
13,490 (a) CBRE Group, Inc, Class A 1,816,968
1,260 (a) CoStar Group, Inc 35,683
16,790 (a) Zillow Group, Inc, Class A 526,703
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,379,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.4%
5,180 (a) Advanced Micro Devices, Inc 3,009,114
7,470 Applied Materials, Inc 5,400,810
24,800 Broadcom, Inc 9,368,200
8,740 GLOBALFOUNDRIES, Inc 720,263
7,650 (a) Intel Corp 1,068,169
8,470 Lam Research Corp 3,670,305
1,330 Marvell Technology, Inc 396,194
7,010 Micron Technology, Inc 8,091,573
120,950 (b) NVIDIA Corp 24,200,885
8,050 QUALCOMM, Inc 1,487,560
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 57,413,073
SOFTWARE & SERVICES - 8.8%
7,810 Accenture plc, Class A 971,876
7,460 (a) Adobe, Inc 1,529,449
12,030 (a) Docusign, Inc 534,373
27,220 (a) Dropbox, Inc, Class A 747,733
9,680 (a) Fortinet, Inc 1,487,042
39,825 Microsoft Corp 14,855,522
4,050 (a) Nutanix, Inc, Class A 206,388
5,760 (a) Palantir Technologies, Inc, Class A 672,019
21,680 (a) ServiceNow, Inc 2,152,390
16,560 (a) Teradata Corp 573,804
16,770 (a) Trade Desk, Inc, Class A 303,202
6,920 VeriSign, Inc 1,740,795
2,600 (a) Zoom Communications, Inc 224,406
TOTAL SOFTWARE & SERVICES 25,998,999
TECHNOLOGY HARDWARE & EQUIPMENT - 10.9%
74,178 (b) Apple, Inc 21,464,146
3,250 (a) Arista Networks, Inc 552,110
4,640 (a) F5, Inc 1,930,055
52,000 Ingram Micro Holding Corp 1,426,360
2,930 Jabil, Inc 1,129,456
3,510 (a) Keysight Technologies, Inc 1,228,746
1,030 (a) SanDisk Corp 2,341,942
2,020 Seagate Technology Holdings plc 1,949,300
4,180 (a) Super Micro Computer, Inc 122,599
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 32,144,714
TELECOMMUNICATION SERVICES - 0.1%
2,550 T-Mobile US, Inc 427,711
TOTAL TELECOMMUNICATION SERVICES 427,711

Portfolio of Investments June 30, 2026
(continued)
JCE

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION VALUE
TRANSPORTATION - 0.3%
4,450 (a) FedEx Freight Holding Co, Inc $ 671,950
1,350 Landstar System, Inc 279,193
TOTAL TRANSPORTATION 951,143
UTILITIES - 1.9%
5,040 American Electric Power Co, Inc 689,522
670 Constellation Energy Corp 166,408
27,680 Dominion Energy, Inc 1,890,267
16,400 PPL Corp 596,140
19,460 Sempra 1,804,137
6,180 Southern Co 591,488
TOTAL UTILITIES 5,737,962
TOTAL COMMON STOCKS
(Cost $181,779,873) 290,941,410
SHARES DESCRIPTION VALUE
5,137,385 EXCHANGE-TRADED FUNDS - 1.7% 5,137,385
6,860 iShares Core S&P 500 ETF 5,137,385
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,401,831) 5,137,385
TYPE DESCRIPTION(c)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(d)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Call International Business Machines
Corp
20 $ 640,000 $ 320 07/17/26 2,230
Call Walmart Inc 20 270,000 135 08/21/26 760
TOTAL OPTIONS PURCHASED
(Cost $11,163) 40 $ 910,000 2,990
TOTAL LONG-TERM INVESTMENTS
(Cost $186,192,867) 296,081,785
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
6,545,327 REPURCHASE AGREEMENTS - 2.2% 6,545,327
$ 6,545,327 (e) Fixed Income Clearing Corporation 1.060% 07/01/26 6,545,327
TOTAL REPURCHASE AGREEMENTS
(Cost $6,545,327) 6,545,327
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,545,327) 6,545,327
TOTAL INVESTMENTS - 102.2%
(Cost $192,738,194) 302,627,112
OTHER ASSETS & LIABILITIES, NET -   (2.2)% (6,651,516)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 295,975,596
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Exchange-traded, unless otherwise noted.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $6,545,520 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $6,676,393.

See Notes to Financial Statements
Investments in Derivatives
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Russell 2000 Index/Old (20) $ (6,200,000) $ 3,100 7/17/26 $ (34,200)
Call S&P 500 Index (25) (19,000,000) 7,600 7/17/26 (87,500)
Call S&P 500 Index (50) (39,000,000) 7,800 7/31/26 (85,750)
Call S&P 500 Index (25) (19,500,000) 7,800 8/21/26 (108,875)
Call S&P 500 Index (30) (23,700,000) 7,900 8/21/26 (71,850)
Total Options Written (premiums received $382,336) (150) $(107,400,000) $(388,175)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited) SPXX QQQX JCE
ASSETS
Long-term investments, at value
†‡
$ 2,831,707,311 $ 1,564,667,324 $ 296,081,785
Investments purchased with collateral from securities lending, at value (cost approximates value) 6,213,856 3,575,248 –
Short-term investments, at value
◊
59,551,975 37,281,243 6,545,327
Cash 17,371 – 3,656
Receivables:
Dividends 1,296,525 96,656 90,671
Interest 1,753 1,098 193
Investments sold 1,490,294 366,731 –
Reclaims 5,197 – –
Deferred offering costs 117,072 99,629 54,171
Other 148,475 69,340 22,464
Total assets 2,900,549,829 1,606,157,269 302,798,267
LIABILITIES
Written options, at value
#
15,025,425 13,334,350 388,175
Payables:
Management fees 1,751,793 1,050,573 221,775
Collateral from securities lending 6,213,856 3,575,248 –
Dividends 56,259,207 34,793,635 6,039,126
Accrued expenses:
Custodian fees 277,921 149,975 74,323
Investor relations fees 204,423 223,928 47,854
Trustees fees 161,915 72,646 17,783
Professional fees 46,308 16,059 20,338
Shareholder reporting expenses 91,599 60,392 13,297
Other 1,209,850 43,746 –
Total liabilities 81,242,297 53,320,552 6,822,671
Net assets applicable to common shares $ 2,819,307,532 $ 1,552,836,717 $ 295,975,596
Common shares outstanding 137,814,975 48,826,783 17,002,678
Net asset value ("NAV") per common share outstanding $ 20.46 $ 31.80 $ 17.41
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,378,150 $ 488,268 $ 170,027
Paid-in capital 2,223,659,974 366,013,851 182,052,825
Total distributable earnings (loss) 594,269,408 1,186,334,598 113,752,744
Net assets applicable to common shares $ 2,819,307,532 $ 1,552,836,717 $ 295,975,596
Authorized shares:
Common Unlimited Unlimited Unlimited
†
   Long-term investments, cost $ 929,226,063 $ 405,757,307 $ 186,192,867
◊
   Short-term investments, cost $ 59,551,975 $ 37,281,243 $ 6,545,327
‡ Includes securities loaned of $ 6,053,564 $ 3,377,776 $ —
#
   Written options, premiums received $ 21,300,384 $ 18,989,050 $ 382,336

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) SPXX QQQX JCE
INVESTMENT INCOME
Dividends $ 9,538,057 $ 5,242,362 $ 1,511,095
Interest 12,516 9,458 2,501
Securities lending income, net 10,559 76,677 272
Tax withheld (23,459) (4,736) (645)
Total investment income 9,537,673 5,323,761 1,513,223
EXPENSES
– – –
Management fees 6,005,620 6,154,922 1,296,590
Shareholder servicing agent fees 210 431 147
Interest expense 5,892 3,799 227
Trustees fees 27,807 46,294 8,711
Custodian expenses 38,450 38,577 22,570
Investor relations expenses 173,589 168,895 30,564
Merger expenses 10,000 — —
Professional fees 25,509 37,258 28,604
Shareholder reporting expenses 64,566 61,868 17,613
Stock exchange listing fees 3,801 — 4,304
Other 143,463 184,368 10,992
Total expenses 6,498,907 6,696,412 1,420,322
Net investment income (loss) 3,038,766 (1,372,651) 92,901
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 405,082,122 157,068,852 14,910,024
Written options (42,095,892) (59,091,102) (728,359)
Foreign currency transactions 134 — —
Net realized gain (loss) 362,986,364 97,977,750 14,181,665
Change in unrealized appreciation (depreciation) on:
Investments 38,920,958 12,307,984 6,124,801
Written options (13,460,935) 93,734 (206,009)
Foreign currency translations 10 — —
Net change in unrealized appreciation (depreciation) 25,460,033 12,401,718 5,918,792
Net realized and unrealized gain (loss) 388,446,397 110,379,468 20,100,457
Net increase (decrease) in net assets applicable to common shares from operations $ 391,485,163 $ 109,006,817 $ 20,193,358

Statement of Changes in Net Assets
See Notes to Financial Statements

SPXX QQQX
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 3,038,766 $ 798,353 $ (1,372,651) $ (1,939,805)
Net realized gain (loss) 362,986,364 (1,984,822) 97,977,750 77,284,225
Net change in unrealized appreciation (depreciation) 25,460,033 41,372,994 12,401,718 107,871,235
Net increase (decrease) in net assets applicable to common shares from operations 391,485,163 40,186,525 109,006,817 183,215,655
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (64,156,096) (956,093) (66,062,637) (73,955,559)
Return of Capital – (23,306,665) – (35,416,434)
Total distributions (64,156,096) (24,262,758) (66,062,637) (109,371,993)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Merger 2,144,603,374 — — —
Proceeds from shelf offering, net of offering costs — 278,690 — —
Net increase (decrease) applicable to common shares from capital share transactions 2,144,603,374 278,690 — —
Net increase (decrease) in net assets applicable to common shares 2,471,932,441 16,202,457 42,944,180 73,843,662
Net assets applicable to common shares at the beginning of period 347,375,091 331,172,634 1,509,892,537 1,436,048,875
Net assets applicable to common shares at the end of period $ 2,819,307,532 $ 347,375,091 $ 1,552,836,717 $ 1,509,892,537

See Notes to Financial Statements

JCE
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 92,901 $ 282,668
Net realized gain (loss) 14,181,665 20,680,203
Net change in unrealized appreciation (depreciation) 5,918,792 25,653,187
Net increase (decrease) in net assets applicable to common shares from operations 20,193,358 46,616,058
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (11,969,885) (21,716,151)
Total distributions (11,969,885) (21,716,151)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — 4,207,517
Reinvestments of distributions — 22,504
Net increase (decrease) applicable to common shares from capital share transactions — 4,230,021
Net increase (decrease) in net assets applicable to common shares 8,223,473 29,129,928
Net assets applicable to common shares at the beginning of period 287,752,123 258,622,195
Net assets applicable to common shares at the end of period $ 295,975,596 $ 287,752,123

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
SPXX
6/30/26
(c)
$ 19.32 $ 0.04 $ 1.86 $ 1.90 $ (0.76) $ — $ — $ (0.76) $ — $ — $ 20.46 $ 18.64
12/31/25 18.44 0.04 2.19 2.23 (0.05) — (1.30) (1.35) —
(e)
—
(e)
19.32 18.04
12/31/24 16.29 0.08 3.29 3.37 (0.08) (0.34) (0.80) (1.22) —
(e)
— 18.44 17.75
12/31/23 14.80 0.11 2.56 2.67 (0.12) (0.63) (0.43) (1.18) — — 16.29 15.04
12/31/22 18.70 0.13 (2.85) (2.72) (0.13) (1.05) — (1.18) — — 14.80 16.12
12/31/21 16.17 0.11 3.40 3.51 (0.11) (0.60) (0.27) (0.98) —
(e)
—
(e)
18.70 18.60
QQQX
6/30/26
(c)
30.92 (0.03) 2.26 2.23 (1.35) — — (1.35) — — 31.80 30.14
12/31/25 29.41 (0.04) 3.79 3.75 — (1.51) (0.73) (2.24) — — 30.92 28.52
12/31/24 24.68 (0.01) 6.56 6.55 — (1.58) (0.24) (1.82) —
(e)
— 29.41 27.05
12/31/23 19.61 —
(e)
6.74 6.74 — (1.22) (0.46) (1.68) —
(e)
0.01 24.68 23.15
12/31/22 29.63 0.01 (8.06) (8.05) (0.01) (1.96) — (1.97) — — 19.61 20.43
12/31/21 26.32 (0.06) 5.12 5.06 — (0.78) (1.01) (1.79) —
(e)
0.04 29.63 30.65
JCE
6/30/26
(c)
16.92 0.01 1.18 1.19 (0.70) — — (0.70) — — 17.41 16.36
12/31/25 15.48 0.02 2.68 2.70 (0.03) (1.25) — (1.28) —
(e)
0.02 16.92 15.94
12/31/24 13.28 0.04 3.40 3.44 (0.03) (1.25) — (1.28) —
(e)
0.04 15.48 15.90
12/31/23 12.04 0.06 2.46 2.52 (0.06) (0.02) (1.20) (1.28) — — 13.28 13.55
12/31/22 17.33 0.10 (3.06) (2.96) (0.10) (1.93) (0.30) (2.33) — — 12.04 13.54
12/31/21 15.21 0.01 3.95 3.96 (0.07) (1.77) — (1.84) — — 17.33 18.58
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
10 .06% 7 .86% $ 2,819,308 0 .84%
(d)
0 .39%
(d)
41%
12 .70 9 .74 347,375 0 .97 0 .24 22
21 .14 26 .92 331,173 0 .91 0 .46 17
18 .45 0 .75 292,558 0 .94 0 .71 21
( 14 .70 ) ( 6 .79 ) 265,760 0 .92 0 .78 32
22 .15 29 .03 323,415 0 .90 0 .61 26
7 .47 10 .70 1,552,837 0 .89
(d)
( 0 .18 )
(d)
21
13 .58 14 .68 1,509,893 0 .89 ( 0 .14 ) 31
27 .13 25 .44 1,436,049 0 .90 ( 0 .04 ) 18
35 .03 21 .78 1,204,825 0 .92 ( 0 .01 ) 35
( 27 .68 ) ( 27 .25 ) 949,718 0 .92 0 .04 36
19 .85 25 .39 1,334,867 0 .90 ( 0 .21 ) 32
7 .29 7 .32 295,976 0 .99
(d)
0 .06
(d)
51
18 .40 8 .85 287,752 0 .99 0 .11 106
26 .90 27 .77 258,622 1 .00 0 .25 112
21 .68 10 .60 213,669 1 .02 0 .48 105
( 17 .30 ) ( 14 .07 ) 193,568 1 .00 0 .66 92
26 .91 47 .15 278,044 0 .98 0 .09 104
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”)
or
Nasdaq National Market
(“Nasdaq”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. Shares of SPXX and JCE are traded on the NYSE while shares of QQQX are traded on the Nasdaq. SPXX, QQQX and JCE were organized as Massachusetts business trusts on November 11, 2004, May 20, 2014 and January 9, 2007, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of SPXX, QQQX and JCE.
SPXX – Fund Mergers:
Effective prior to opening of business on March 30, 2026, Nuveen S&P 500 Buy-Write Income Fund (BXMX) and Nuveen
Dow 30SM Dynamic Overwrite Fund (DIAX) (the “Target Funds”) were reorganized into SPXX (the “Acquiring Fund”) (the “Merger”). With respect to the Merger of the Target Funds with and into the Acquiring Fund, the separate legal existence of the Target Funds ceased for all purposes and the
Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Funds. Shares of the Target Funds were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.The books and records of the Funds are maintained in
U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued Accounting Standard Updated ("ASU") No. 2025-11,
Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the

Notes to Financial Statements
(continued)
end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,773,065,184 $ – $ – $ 2,773,065,184
Exchange-Traded Funds 58,621,445 – – 58,621,445
Options Purchased 20,525 – – 20,525
Warrants 157 – – 157
Investments Purchased with Collateral from Securities
Lending 6,213,856 – – 6,213,856
Short-Term Investments:
Repurchase Agreements – 59,551,975 – 59,551,975
$ 2,837,921,167 $ 59,551,975 $ – $ 2,897,473,142
Investments in Derivatives:
Options Written (15,025,425) – – (15,025,425)
$ (15,025,425) $ – $ – $ (15,025,425)
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,537,777,904 $ – $ – $ 1,537,777,904
Exchange-Traded Funds 26,878,600 – – 26,878,600
Options Purchased 10,820 – – 10,820
Investments Purchased with Collateral from Securities
Lending 3,575,248 – – 3,575,248
Short-Term Investments:
Repurchase Agreements – 37,281,243 – 37,281,243
$ 1,568,242,572 $ 37,281,243 $ – $ 1,605,523,815
Investments in Derivatives:
Options Written (13,334,350) – – (13,334,350)
$ (13,334,350) $ – $ – $ (13,334,350)
JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 290,941,410 $ – $ – $ 290,941,410
Exchange-Traded Funds 5,137,385 – – 5,137,385
Options Purchased 2,990 – – 2,990
Short-Term Investments:
Repurchase Agreements – 6,545,327 – 6,545,327
$ 296,081,785 $ 6,545,327 $ – $ 302,627,112
Investments in Derivatives:
Options Written (388,175) – – (388,175)
$ (388,175) $ – $ – $ (388,175)
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
SPXX Fixed Income Clearing Corporation $ 59,551,975 $ (60,743,193)
QQQX Fixed Income Clearing Corporation 37,281,243 (38,026,879)
JCE Fixed Income Clearing Corporation 6,545,327 (6,676,393)

Notes to Financial Statements
(continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Options Transactions
: During the current fiscal period, SPXX, QQQX and JCE, each wrote put and call options on equity indices as per its stated
dynamic overwriting strategy with the notional amounts of these options ranging from approximately 35-75% of each Fund’s assets. SPXX, QQQX, and JCE also purchased put and call options as part of their overwrite strategy.
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
SPXX $6,053,564 $6,213,856
QQQX 3,377,776 3,575,248
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
SPXX
$ 712,659,155 $ 825,368,537
QQQX
317,678,367 441,795,493
JCE
148,140,029 160,967,949

is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of outstanding options purchased during the current fiscal period, was as follows:
The average notional amount of outstanding options written during the current fiscal period, was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Average Notional Amount of Purchased
Options Contracts Outstanding
*
SPXX $ 3,883,333
QQQX 10,245,000
JCE 1,220,000
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Written
Options Contracts Outstanding
*
SPXX $ 1,206,621,667
QQQX 941,820,000
JCE 121,193,333
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
SPXX
Options Purchased Equity Long-term investments, at
value
$ 20,525 - $-
Options Written Equity - – Options written, at value $ (15,025,425)
1 1 1 1 1 1 1 1
QQQX
Options Purchased Equity Long-term investments, at
value
10,820 - $-
Options Written Equity - – Options written, at value (13,334,350)
1 1 1 1 1 1 1 1
JCE
Options Purchased Equity Long-term investments, at
value
2,990 - $-
Options Written Equity - – Options written, at value (388,175)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and
Exchange Commission ("SEC") authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during the current and prior fiscal period.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal periods were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
SPXX
Purchased options Equity $ (29,715) $ (46,113)
Written options Equity (42,095,892) (13,460,935)
QQQX
Purchased options Equity (44,221) (3,567)
Written options Equity (59,091,102) 93,734
JCE
Purchased options Equity (10,988) (5,899)
Written options Equity (728,359) (206,009)
SPXX QQQX JCE
Six Months
Ended
6/30/26
Year Ended
12/31/25
Six Months
Ended
6/30/26
Year Ended
12/31/25
Six Months
Ended
6/30/26
Year Ended
12/31/25
Maximum aggregate offering 4,235,232 4,235,232 Unlimited Unlimited 1,599,292 1,599,292
Common shares sold – 16,523 – – – 291,604
Offering proceeds, net of offering costs $– $278,690 $– $– $– $4,207,517

Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for their services to the Funds from the management fees paid to the Adviser.
SPXX JCE
Unaudited
Six Months
Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months
Ended
6/30/26
Year Ended
12/31/25
Common Shares:
Sold through shelf offering — 16,523 — 291,604
Issued to shareholders due to reinvestment of distributions — — — 1,552
Total — 16,523 — 293,156
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 0.50% –% 1.45%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
SPXX
$ 1,001,939,686 $ 1,906,907,886 $ (5,099,471) $ 1,901,808,415
QQQX
456,134,974 1,169,267,170 (14,223,629) 1,155,043,541
JCE
194,202,439 118,738,709 (10,319,875) 108,418,834
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
SPXX
$ — $ — $ 269,881,418 $ (2,941,195) $ — $ — $ 266,940,223
QQQX
— — 1,143,390,418 — — — 1,143,390,418
JCE
3,248,737 — 102,296,307 — — (15,773) 105,529,271
Fund Short-Term Long-Term Total
SPXX $ 2,941,195 $ — $ 2,941,195
QQQX — — —
JCE — — —

Notes to Financial Statements
(continued)
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level and complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Inter-Fund Borrowing and Lending
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-
Average Daily Managed Assets* SPXX QQQX JCE
For the first $500 million 0.6600% 0.6900% 0.7500%
For the next $500 million 0.6350 0.6650 0.7250
For the next $500 million 0.6100 0.6400 0.7000
For the next $500 million 0.5850 0.6150 0.6750
For managed assets over $2 billion 0.5600 0.5900 0.6500
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
SPXX
0.6004% 0.1544% 0.7548%
QQQX
0.6558 0.1544 0.8102
JCE
0.7441 0.1544 0.8985
Fund
Purchases Sales
Realized
Gain (Loss)
SPXX
$ 2,357,271 $ 7,029,236 $ 2,839,054
QQQX
— — —
JCE
7,771,017 121,458 13,853

end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund
Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than
10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
10. Fund Mergers
The Merger as previously described in these Notes to Financial Statements was structured to qualify as a tax-free merger under the Internal Revenue
Code for federal income tax purposes, and the Target Funds’ shareholders recognized no gain or loss for federal income tax purposes as a result.
Prior to the closing of the Merger, the Target Funds distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Funds’ shareholders for federal income tax purposes.
Investments:
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the
Target Funds as of the date of the Merger, were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares:
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after the Merger were as follows:
BXMX DIAX
Cost of investments $340,555,124 $217,733,813
Fair value of investments 1,574,757,216 595,764,600
Net unrealized appreciation (depreciation) of investments 1,234,202,092 378,030,787
Target Fund - Prior to Merger BXMX DIAX
Common shares outstanding 104,165,286 36,366,913
Net assets applicable to common shares $1,565,237,003 $579,366,371
NAV per common share outstanding $15.03 $15.93
Acquiring Fund - Prior to Merger SPXX
Common shares outstanding 17,976,544
Net assets applicable to common shares $321,704,343
NAV per common share outstanding $17.90
Acquiring Fund - After Merger SPXX
Common shares outstanding 137,814,975
Net assets applicable to common shares $2,466,307,717
NAV per common share outstanding $17.90

Notes to Financial Statements
(continued)
Pro Forma Results of Operations:
The beginning of BXMX and DIAX’s current fiscal period was January 1, 2026. Assuming the Merger had been completed on January 1, 2026, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period, are as follows:
Acquiring Fund - Pro Forma Results from Operations SPXX
Net investment income (loss) $2,847,793
Net realized and unrealized gains (losses) 2,028,129,209
Change in net assets resulting from operations 2,030,977,002

Shareholder Meeting Report

(Unaudited)
The annual meeting of shareholders for SPXX was held on January 29, 2026 and subsquently adjourned to March, 5, 2026; at this meeting the shareholders were asked to elect Board Members and approve the issuance of additional common shares.
The vote totals for SPXX are set forth below:
SPXX
Common
shares voting
together as a
class
To approve the issuance of additional common shares:
For 5,605,824
Against 117,208
Abstain 122,142
Broker Non-Votes 8,656,817
Total 14,501,991
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 13,977,787
Withhold 524,204
Total 14,501,991
Amy B. R. Lancellotta
For 14,008,135
Withhold 493,856
Total 14,501,991
John K. Nelson
For 14,054,385
Withhold 447,606
Total 14,501,991
Terence J. Toth
For 14,003,252
Withhold 498,739
Total 14,501,991

(continued)
The annual meeting of shareholders for QQQX and JCE was held on April 16, 2026; at this meeting the shareholders were asked to elect Board
Members.
The vote totals for QQQX and JCE are set forth below:
QQQX JCE
Common
shares voting
together as a
class
Common
shares voting
together as a
class
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 35,846,333 13,340,945
Withhold 3,617,734 822,231
Total 39,464,067 14,163,176
Amy B. R. Lancellotta
For 35,880,063 13,346,005
Withhold 3,584,004 817,171
Total 39,464,067 14,163,176
John K. Nelson
For 31,396,511 12,383,625
Withhold 8,067,556 1,779,551
Total 39,464,067 14,163,176
Terence J. Toth
For 31,352,213 12,363,676
Withhold 8,111,854 1,799,500
Total 39,464,067 14,163,176

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
SPXX QQQX JCE
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Statement Regarding Basis for Approval of
Investment Advisory Contract

(Unaudited)
Nuveen S&P 500 Dynamic Overwrite Fund
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Nuveen Core Equity Alpha Fund
(collectively, the “Funds” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with
Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and
NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of
America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory
Agreements is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”)
and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. The Board also considered the respective Fund’s performance relative to its blended benchmark as well as the performance attributed to the equity portion and the options portion of the Fund’s portfolio relative to their respective benchmark for the trailing five-year period ended December 31, 2025. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer
Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-
wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data.
More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-
end funds may create a conflict of interest for the Adviser and Sub-Adviser (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts
(“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements;
the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the
Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b)
certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate
(i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
______________________________________________________________________________
Nuveen
S&P 500 Dynamic Overwrite Fund (SPXX)
Relative Net Performance
Comparative Fees and Expenses
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile Second Quartile Second Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median

______________________________________________________________________________
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
______________________________________________________________________________
Nuveen
Core Equity Alpha Fund (JCE)
Relative Net Performance
Comparative Fees and Expenses
______________________________________________________________________________
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the
Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.
At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the
Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the
Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The
Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory
Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the
Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile First Quartile Second Quartile
Performance Benchmark
Underperformed Performed in line with Underperformed
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile First Quartile First Quartile
Performance Benchmark
Outperformed Outperformed Outperformed
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0626P 5711764
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen S&P 500 Dynamic Overwrite Fund

Date: September 3, 2026	By: /s/ David J. Lamb David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By: /s/ David J. Lamb David J. Lamb Chief Administrative Officer (principal executive officer)

Date: September 3, 2026	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)